Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred income tax asset:
Tax net operating loss carry forward	$ 19,522,559	$ 16,170,277
Tax-deferred stock option expense	935,666	595,209
Research and development expense	0	0
Total current deferred income tax asset	20,458,225	16,765,486
Valuation Allowance	(20,458,225)	(16,765,486)
Net deferred income tax asset	$ 0	$ 0